Loan Servicing - Mortgage servicing rights measured using Amortization Method with Aggregate activity in related valuation allowances (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Mortgage servicing rights
Balance, beginning of year	$ 793,715	$ 871,524
Additions	101,538	219,975
Amortization	(148,285)	(297,784)
Balance at end of year	746,968	793,715
Valuation allowances
Balance at beginning of year	129,279	173,791	428,030
Additions due to decreases in market value
Reduction due to increases in market value	(33,649)
Reduction due to payoff of loans	(22,238)	(44,512)
Balances at end of year	73,392	129,279	428,030
Mortgage servicing assets, net	673,576	664,436
Fair value disclosures
Fair value as of the beginning of the period	765,029	758,175
Fair value as of the end of the period	$ 1,120,000	$ 765,029